DEBT - Purchase Order Financing Facility (Details)		3 Months Ended
	Sep. 18, 2025 USD ($)	Mar. 31, 2026 USD ($) item
PO and AR financing | CCS
DEBT
Maximum borrowing capacity	$ 4,000,000
Maximum advance on eligible receivables, percentage	85.00%
Eligible receivables, threshold number of days post invoice	60 days
Term	12 months
Minimum annual volume requirement, percentage	100.00%
PO financing | CCS
DEBT
Base charge rate	1.625%
Base charge rate, threshold period post invoice	15 days
Advance received		$ 1,942,577
Number of purchase orders financed | item		2
AR financing | CCS
DEBT
Base charge rate	1.55%
Base charge rate, initial term	30 days
AR financing | CCS | After 30 days
DEBT
Additional charge rate	0.55%
Additional charge rate, each additional period	10 days
AR financing | CCS | Invoice outstanding for more than 60 days
DEBT
Additional charge rate	1.00%
Additional charge rate, each additional period	10 days
Minimum past due period	60 days
Minimum additional fee per invoice	$ 25
Purchase Order Financing | Keen Labs Operations, Inc
DEBT
Carrying value		$ 172,000